Loans payable (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about borrowings [abstract]
Schedule of loans payable
	December 31,	December 31,
	2017	2016
	$	$

Current

Acquisition loan with Banco de Credito del Peru (a)	6,141	5,784
Operating loan with Banco de Credito del Peru (b)	6,309	6,211
Revolving credit facility with Banco de Credito del Peru (c)	15,000	-
Notes payable to Scotiabank and Interbank in Peru (d)	-	14,750
Other credit facilities (e)	-	1,179
Loan with FIFOMI (f)	1,527	1,454
	28,977	29,378

Non-current

Acquisition loan with Banco de Credito del Peru (a)	34,236	40,036
Operating loan with Banco de Credito del Peru (b)	-	6,238
Loan with FIFOMI (f)	1,647	3,030
	35,883	49,304

Total loans payable	64,860	78,682